Subsequent events	12 Months Ended
Mar. 31, 2012
Subsequent events

34. Subsequent events

Signing of merger agreement between MHSC and MHIS

On May 15, 2012, MHSC (the MHFG Group’s 94.66 percent-owned subsidiary) and MHIS (the MHFG Group’s wholly-owned subsidiary) signed a merger agreement, with the approval of board of directors meetings of MHFG, MHBK, MHCB, MHSC and MHIS. The outline of the merger is as follows.

Purpose of the merger

The merger is intended, as part of the new corporate structure, to enhance the retail securities business in Japan, rationalize and streamline management infrastructure, and provide securities functions in a unified manner through the Group’s full-line securities company.

Method of the merger

MHSC will be the surviving company, and MHIS will be the dissolving company in the merger. The merged company will be named Mizuho Securities Co., Ltd.

Merger ratio, and number of shares to be issued by MHSC in connection with the merger

Merger ratio

0.35 shares of MHSC common stock will be allocated to each share of MHIS common stock.

Number of shares to be issued by MHSC in connection with the merger

430,789,690 shares of common stock (scheduled)

Schedule of the merger

The MHFG Group is planning to conduct the merger on January 4, 2013 on the assumption that, among other things, filings will be made to, and permissions will be obtained from, the relevant authorities in Japan and any relevant foreign countries.

The merger agreement set forth above was approved by the shareholders of MHSC and MHIS on June 22, 2012.

Redemption of preferred securities

On May 15, 2012, the board of directors of MHFG resolved to redeem in full non-cumulative perpetual preferred securities issued by its overseas special purpose company whose voting rights are wholly owned by MHFG. This entity is not consolidated in accordance with ASC 810 since the Group is not the primary beneficiary. Thus, the redemption of preferred securities did not reduce Noncontrollong interests in consolidated subsidiaries, but Long-term debt in the Group’s consolidated balance sheets. However, on June 29, 2012, when the preferred securities were redeemed, it decreased Tier 1 capital. The following table describes the details of the redeemed preferred securities.

Issuer	Aggregate redemption amount	Reason for the redemption
	(in millions of yen)
Mizuho Preferred Capital (Cayman) 1 Limited	171,000	Arrival of optional redemption date